Acquisitions	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Acquisitions
Acquisitions

2011 Acquisitions
In December 2011, we acquired the Merizon Group Inc. which operates MBM formerly known as Modern Business Machines, a Wisconsin-based office products distributor for approximately $42 net of cash acquired. The acquisition furthers our strategy of creating a nationwide network of locally-based companies focused on improving document workflow and office efficiency.

In November 2011, we acquired The Breakaway Group ("Breakaway"), a cloud-based service provider that helps healthcare professionals accelerate their adoption of an electronic medical records ("EMR") system, for approximately $18 net of cash acquired. We are also obligated to pay the sellers up to an additional $25 if certain future performance targets are achieved, of which $18 was recorded as of the acquisition date representing the estimated fair value of this obligation for a total acquisition fair value of $36. The Denver-based firm's technology allows caregivers to practice using an EMR system without jeopardizing actual patient data. This acquisition adds to our offering of services that help healthcare professionals use the EMR system for clinical benefit.

In September 2011, we acquired the net assets related to the U.S. operations of Symcor Inc. ("Symcor"). In connection with the acquisition, we assumed and took over the operational responsibility for the customer contracts related to this operation. We agreed to pay $17 for the acquired net assets and the seller agreed to pay us $52, which represented the fair value of the liabilities assumed for a net cash receipt of $35.The assumed liabilities primarily include customer contract liabilities representing the estimated fair value of the obligations associated with the assumed customer contracts. We are recognizing these liabilities over a weighted-average period of approximately two years consistent with the cash outflows from the contracts. Symcor specializes in outsourcing services for U.S. financial institutions and its offerings range from cash management services to statement and check processing.

In July 2011, we acquired Education Sales and Marketing, LLC ("ESM"), a leading provider of outsourced enrollment management and student loan default solutions, for approximately $43 net of cash acquired. The acquisition of ESM enables us to offer a broader range of services to assist post-secondary schools in attracting and retaining the most qualified students while reducing accreditation risk.

In April 2011, we acquired Unamic/HCN B.V., the largest privately-owned customer care provider in the Benelux region in Western Europe, for approximately $55 net of cash acquired. Unamic/HCN’s focus on the Dutch-speaking market expands our customer care capabilities in the Netherlands, Belgium, Turkey and Suriname.

In February 2011, we acquired Concept Group, Ltd. for $41 net of cash acquired. This acquisition expands our reach into the small and mid-size business market in the U.K. Concept Group has nine locations throughout the U.K. and provides document imaging solutions and technical services to more than 3,000 customers.

Our Technology segment also acquired seven additional businesses in 2011 for a total of $21 in cash as part of our strategy of increasing our U.S. distribution network primarily for small and mid-size businesses. Our Services segment acquired three additional businesses in 2011 for a total of $25 in cash, primarily related to software to support our BPO service offerings.
2011 Summary
The operating results of the acquisitions described above are not material to our financial statements and are included within our results from the respective acquisition dates. Breakaway, Symcor, ESM and Unamic/HCN are included within our Services segment while the acquisitions of MBM and Concept Group are included within our Technology segment. The purchase prices for all acquisitions, except Symcor, were primarily allocated to intangible assets and goodwill based on third-party valuation and management's estimates. Refer to Note 8 - Goodwill and Intangible Assets, Net for additional information. The overall weighted-average life of the identified amortizable intangible assets is 10 years which is being amortized using a weighted average straight-line methodology. Our 2011 acquisitions contributed aggregate revenues of approximately $177 to our 2011 total revenues from their respective acquisition dates.
2010 and 2009 Acquisitions
In October 2010, we acquired TMS Health, LLC ("TMS"), a U.S. based teleservices company that provides customer care services to the pharmaceutical, biotech and healthcare industries, for approximately $48 in cash. TMS enables us to improve communications among pharmaceutical companies, physicians, consumers and pharmacists. By providing customer education, product sales and marketing and clinical trial solutions, we augment the IT and BPO services we deliver to the healthcare and pharmaceutical industries.

In July 2010, we acquired ExcellerateHRO, LLP ("EHRO"), a global benefits administration and relocation services provider for $125 net of cash acquired. EHRO established us as one of the world's largest pension plan administrators and as a leading provider of outsourced health and welfare and relocation services.

In January 2010, we acquired Irish Business Systems Limited ("IBS"), a managed print services provider, for approximately $29 net of cash acquired. IBS expanded our reach into the small and mid-size business market in Ireland where it is the largest independent supplier of digital imaging and printing solutions.

In February 2009, we acquired ComDoc, Inc. for approximately $145 in cash. ComDoc is one of the largest independent office technology dealers in the U.S. and it expanded our coverage in Ohio, Pennsylvania, New York and West Virginia.

Our Technology segment also acquired one additional business in both 2010 and 2009 for $21 and $18 in cash, respectively, as part of our strategy of increasing our U.S. distribution network for small and mid-size businesses. Our Services segment acquired one additional business in 2010 for $12 in cash.

Summary - 2010 and 2009 Acquisitions
The operating results of the 2010 and 2009 acquisitions described above were not material to our financial statements and were included within our results from the respective acquisition dates. TMS and EHRO were included within our Services segment while the acquisition of IBS and ComDoc were primarily included within our Technology segment. The purchase prices were primarily allocated to intangible assets and goodwill based on third-party valuations and management's estimates. Refer to Note 8 - Goodwill and Intangible Assets, Net for additional information. Excluding ACS, our 2010 acquisitions contributed aggregate revenues from their respective acquisition dates of approximately $318 and $140 to our 2011 and 2010 total revenues, respectively.

Contingent Consideration
In connection with certain acquisitions, we are obligated to make contingent payments if specified contractual performance targets are achieved. Contingent consideration obligations are recorded at their respective fair value. As of December 31, 2011, the maximum aggregate amount of outstanding contingent obligations to former owners of acquired entities was approximately $42, of which $27 was accrued representing the estimated fair value of this obligation. We made contingent payments of $2 and $8 in 2011 and 2010, respectively, which are reflected within investing activities in the Consolidated Statements of Cash Flows.

Affiliated Computer Services, Inc. ("ACS")
In February 2010, we acquired ACS in a cash-and-stock transaction valued at approximately $6.5 billion. Each outstanding share of ACS common stock was converted into a combination of 4.935 shares of Xerox common stock and $18.60 in cash. In addition, as of the acquisition date, we repaid $1.7 billion of ACS’s debt and assumed an additional $0.6 billion of debt. We also issued convertible preferred stock with a fair value of $349 and stock options valued at $222 (Refer to Note 17 - Preferred Stock and Note 18 - Shareholders' Equity for additional information regarding the issuance of preferred stock and stock options, respectively). ACS provides business process outsourcing and information technology outsourcing services and solutions to commercial and governmental clients worldwide. The operating results of ACS are included in our Services segment from February 6, 2010.

The transaction was accounted for using the acquisition method of accounting which requires, among other things, that most assets acquired and liabilities assumed are recognized at their fair values as of the acquisition date. The following table summarizes the assets acquired and liabilities assumed as of the acquisition date:

February 5, 2010
Assets
Cash and cash equivalents	$351
Accounts receivable	1,344
Other current assets	389
Land, buildings and equipment	416
Intangible assets	3,035
Goodwill	5,127
Other long-term assets	258

Liabilities
Other current liabilities	645
Deferred revenue	161
Deferred tax liability	990
Debt	2,310
Pension liabilities	39
Other long-term liabilities	263
Net Assets Acquired	$6,512

The unaudited pro-forma results presented below include the effects of the ACS acquisition as if it had been consummated as of January 1, 2010. The pro-forma results include the amortization associated with the acquired intangible assets and interest expense associated with debt used to fund the acquisition, as well as fair value adjustments for unearned revenue, software and land, buildings and equipment. To better reflect the combined operating results, material non-recurring charges directly attributable to the transaction have been excluded. In addition, the pro-forma results do not include any synergies or other benefits of the acquisition. Accordingly, the unaudited pro-forma financial information below is not necessarily indicative of either future results of operations or results that might have been achieved had the acquisition been consummated as of January 1, 2010.

	Year Ended December 31, 2010
	Pro-forma	As Reported
Revenue	$22,252	$21,633
Net income – Xerox	592	606
Basic earnings per-share	0.41	0.44
Diluted earnings per-share	0.41	0.43